Leases - Disclosure of Detailed Information About Lease Liabilities Recognized in Cash Flow Statement Explanatory (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Operating activities	$ 92	$ 72	$ 55
Investing activities	0	(6)	0
Financing activities	28	36	32
Net cash paid	$ 120	$ 102	$ 87